BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 18,252	$ 128,238	$ 4,262
Accounts Receivable - Net	383,572	385,642	474,212
Inventory	1,674,659	1,529,394	1,602,680
Prepaid Expenses	26,433	14,863	9,353
Other Receivables - net		65,000	175,000
Deferred Financing costs	42,417	60,689
Total Current Assets	2,145,333	2,183,826	2,265,507
Property and Equipment - Net	109,867	104,597	118,135
Other Assets:
Deferred Offering Costs	175,000	175,000
Investment in Unconsolidated Affiliate	5,828	5,000	5,000
Total Other Assets	180,828	180,000	5,000
Total Assets	2,436,028	2,468,423	2,388,642
Current Liabilities:
Accounts Payable and Accrued Expenses	210,402	119,231	417,144
Bank Lines of Credit - Net	122,498	104,326	200,866
Convertible Debt - Net	359,357	364,551	112,069
Current Maturities of Notes Payable	25,447	20,591	110,060
Current Maturities of Capital Leases			14,656
Advances from Stockholder - Net	221,244	323,086	317,601
Derivative Liability	310,230	282,584	67,988
Total Current Liabilities	1,249,208	1,214,369	1,240,384
Long-Term Liabilities
Notes Payable	22,865	31,035	51,626
Commitments and Contingencies
Total Liabilities	1,272,073	1,245,404	1,292,010
Stockholders' Equity
Series A Preferred Stock
Common Stock	60,501	41,302	11,159
Additional Paid-In Capital	4,669,571	4,526,165	4,021,593
Accumulated Deficit	(3,566,117)	(3,344,448)	(2,936,120)
Total Stockholders' Equity	1,163,955	1,223,019	1,096,632
Total Liabilities and Stockholders' Equity	$ 2,436,028	$ 2,468,423	$ 2,388,642